RetirementReady Funds 2035 Supplement	Apr. 20, 2018
Risk/Return:
Supplement Text

Prospectus Supplement	April 20, 2018

Putnam RetirementReady® Funds
Prospectus dated November 30, 2017

Effective on or about April 30, 2018 (the “Effective Date”), the name and goal of each of Putnam Absolute Return 300 Fund (“AR 300 Fund”) and Putnam Absolute Return 700 Fund (“AR 700 Fund”) are changing. AR 300 Fund will be changing its name to Putnam Fixed Income Absolute Return Fund and AR 700 Fund will be changing its name to Putnam Multi-Asset Absolute Return Fund. Following the name and investment goal changes, Putnam Investment Management, LLC (“Putnam Management”) anticipates that AR 300 Fund and AR 700 Fund will be managed in substantially the same manner as is currently the case. Also on the Effective Date, Putnam Absolute Return 500 Fund (“AR 500 Fund”) is expected to merge into AR 700 Fund. Effective June 1, 2018, Putnam Absolute Return 100 Fund’s (“AR 100 Fund”) name, goal and investment strategies are changing. Accordingly, on the Effective Date, each Putnam RetirementReady Fund’s approximate asset allocations and glide path are changing (although prior to the Effective Date, any purchases into the Putnam RetirementReady Funds that would have been historically allocated to AR 100 Fund and AR 500 Fund may be allocated to AR 300 Fund and AR 700 Fund, respectively) and the following changes are made to the funds’ prospectus:

• Similar information in the subsection Investments, risk and performance – Investments in the section Fund summaries, for each fund except Putnam Retirement Income Fund Lifestyle 1, is deleted in its entirety and replaced with the following:

The following table presents your fund’s approximate asset allocations as of April 30, 2018 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

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Underlying Fund*	2060	2055	2050	2045	2040	2035	2030	2025	2020	Lifestyle 1
Putnam Dynamic Asset
Allocation Equity Fund	73.2%	68.5%	52.3%	33.2%	10.5%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Growth Fund	16.0%	20.5%	36.0%	53.9%	68.0%	52.9%	17.5%	0.0%	0.0%	0.0%
Putnam Dynamic Asset
Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	3.8%	21.7%	46.9%	41.8%	14.3%	0.0%
Putnam Dynamic
Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	12.1%	27.4%	34.0%
Putnam Multi-Asset
Absolute Return Fund	9.7%	9.7%	9.7%	9.9%	13.0%	17.1%	20.9%	25.8%	29.5%	30.0%
Putnam Fixed Income
Absolute Return Fund	0.6%	0.8%	1.5%	2.5%	2.9%	5.3%	9.7%	15.1%	22.8%	30.0%
Putnam Government
Money Market Fund	0.5%	0.5%	0.5%	0.5%	1.8%	3.0%	4.0%	5.2%	6.0%	6.0%
Equity**	86.0%	84.9%	81.1%	76.3%	67.2%	55.3%	42.4%	28.7%	16.8%	10.2%
Fixed Income**	3.7%	4.6%	7.7%	11.3%	16.9%	22.3%	27.0%	30.4%	30.9%	29.8%
Absolute Return**	10.3%	10.5%	11.2%	12.4%	15.9%	22.4%	30.6%	40.9%	52.3%	60.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; assumptions that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Investment Management, LLC (Putnam Management) will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Putnam Retirement Income Fund Lifestyle 1 (Lifestyle 1), a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.

• Similar information in the subsection Investments, risk and performance – Risks in the section Fund summaries for each fund is deleted in its entirety and replaced with the following:

The efforts of some underlying funds to produce lower volatility returns may not be successful. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case.

• Similar information in the subsection Investments, risks, and performance – Investments in the section Fund summaries – Putnam Retirement Income Fund Lifestyle 1 is deleted in its entirety and replaced with the following:

The following table presents your fund’s approximate asset allocations as of April 30, 2018.

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Underlying Funds*

Putnam Dynamic Asset Allocation Conservative Fund	34.0%
Putnam Government Money Market Fund	6.0%
Putnam Multi-Asset Absolute Return Fund	30.0%
Putnam Fixed Income Absolute Return Fund	30.0%
Equity**	10.2%
Fixed Income**	29.8%
Absolute Return**	60.0%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity, fixed income and absolute return allocations are hypothetical estimates based on Putnam Dynamic Asset Allocation Conservative Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus; assumptions that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will make gradual withdrawals from the fund. More information about the underlying funds is available in each of those funds’ prospectuses.

• Similar information in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? is deleted in its entirety and replaced with the following:

The target allocations of each fund other than Lifestyle 1 will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the following predetermined “glide path” below. We may change the glide path, a fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently.

Asset class weightings are hypothetical estimates based on strategic allocations to equity, fixed income and absolute return of each Putnam Dynamic Asset Allocation Fund set forth in its prospectus; assumptions that Putnam Government Money Market Fund is equivalent to a fixed income investment; and assumptions that Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund are equivalent to an absolute return investment. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income

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Absolute Return Fund follow an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. Actual allocations will vary. Because of rounding in the calculation of allocations among underlying Putnam funds and of asset class weighting, actual allocations may be more or less than these percentages.

References to specific investments refer to investments made by the underlying funds. When deciding whether to buy or sell equity investments for the underlying funds, the managers of those funds may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends. When deciding whether to buy or sell fixed income investments for the underlying funds, the managers of those funds may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions. Managers of different underlying funds may emphasize different factors in making decisions to buy or sell investments. In addition to the investments described below, each underlying fund, except Putnam Government Money Market Fund, may use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. For Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund, derivatives are an important component of the funds’ investment strategies.

• The subsections Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund and Additional information about investment strategies and related risks of the underlying funds in the section What are the funds’ and each underlying fund’s main investment strategies and related risks? are deleted in its entirety and replaced with the following:

Putnam Fixed Income Absolute Return Fund
Putnam Multi-Asset Absolute Return Fund

Goal

Each fund seeks positive total return.

Investments

Putnam Fixed Income Absolute Return Fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment-grade debt, below investment-grade debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed-income securities (fixed-income securities include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders.

Putnam Multi-Asset Absolute Return Fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which

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provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions.

In pursuing a consistent absolute return, each underlying fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks (in the case of Putnam Fixed Income Absolute Return Fund) and equities or equity-like investments (in the case of Putnam Multi-Asset Absolute Return Fund).

Managers of the underlying funds may consider, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. The managers of Putnam Multi-Asset Absolute Return Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. The managers of the underlying funds may also take into account general market conditions when making investment decisions.

Putnam Fixed Income Absolute Return Fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, the underlying fund may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk. Putnam Multi-Asset Absolute Return Fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Risks

Each fund bears the risks associated with underlying funds set forth in Fund summaries — Investments, risks and performance — Risks, except that Putnam Fixed Income Absolute Return Fund does not generally bear the risks described under Equity investments. Additional information about each of these risks is included below.

Additional information about investment strategies and related risks of the underlying funds

This section provides additional information on the investment strategies and related risks of Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund and the underlying funds generally. Not every investment strategy below applies to each underlying fund.

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Putnam Fixed Income Absolute Return Fund
Putnam Multi-Asset Absolute Return Fund

The use of the term “absolute return” in each fund’s name is meant to distinguish each fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in value over time. The greater an investment’s or a market’s volatility, the more sharply its value may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, each fund’s “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction, since investment returns will likely fluctuate more over shorter periods of time as market conditions vary, even under an “absolute return” strategy. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time (a full market cycle, which is generally at least three years but may potentially be significantly longer) than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

The following sections describe Putnam Fixed Income Absolute Return Fund’s and Putnam Multi-Asset Absolute Return Fund’s main investment strategies. As a general matter, each of these underlying funds has significant flexibility in its choice of strategies. This flexibility enhances the fund’s ability to seek positive total return. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus their investments on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Putnam Fixed Income Absolute Return Fund

Independent global fixed income investment strategies

The managers of Putnam Fixed Income Absolute Return Fund seek to efficiently mix a number of independent global fixed income investment strategies. These strategies may be based on security selection, allocation among sub-sectors of the fixed income market (such as the investment-grade and below investment-grade sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of strategies, the underlying fund may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, the underlying fund’s managers believe, offer substantial opportunities. The underlying fund may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

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Derivatives and investment exposures

When Putnam Fixed Income Absolute Return Fund uses derivatives to increase its exposure to investments, the derivatives may create investment leverage.

Beta and alpha strategies — Putnam Multi-Asset Absolute Return Fund

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving Putnam Multi-Asset Absolute Return Fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting the underlying fund to take advantage of opportunities that arise from different economic conditions.

• Derivatives and investment exposures; investment leverage. Putnam Multi-Asset Absolute Return Fund may make an investment directly, or may obtain exposure to the investment synthetically, through the use of one or more derivatives. When the underlying fund uses derivatives to increase its exposure to investments in order to enhance the fund’s total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in the underlying fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, the underlying fund’s managers expect that investment leverage obtained as part of the fund’s beta strategy may result in a net notional investment exposure of up to 200% of net assets. The underlying fund’s managers treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The underlying fund’s alpha strategy also may involve the use of derivatives that introduce additional investment leverage. If the underlying fund’s managers’ judgments about the performance of asset classes or investments prove incorrect while the fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.

Beta strategy

• Asset classes. Through the beta strategy, Putnam Multi-Asset Absolute Return Fund’s managers invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including below investment-grade and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. The underlying fund’s managers also allocate the fund’s assets to less traditional asset classes such as commodities, inflation-protected securities and REITs. Allocations to these less traditional asset classes are intended to, in part, protect the underlying fund’s portfolio from downturns in the equity and fixed-income markets and against inflation. However, asset classes may not perform as expected. If the underlying fund’s managers’ assessment of the risk and return potential of asset classes is incorrect, the fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.

• Asset allocation. Although Putnam Multi-Asset Absolute Return Fund’s managers may adjust asset allocations at any time and without constraint, they expect generally to allocate the majority of the fund’s assets to investments in traditional asset classes. The underlying fund’s asset allocations are intended to reduce risk and volatility in the

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portfolios and to provide protection against a decline in the fund’s assets. However, the underlying fund’s managers’ asset allocation judgments may not achieve these objectives.

Within each asset class, the underlying fund’s managers make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if their asset allocation decisions are successful, if the particular investments that the underlying fund makes within each asset class do not perform as they expect, the fund may fail to meet its goal or may lose money.

Alpha strategy

Putnam Multi-Asset Absolute Return Fund’s alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that the underlying fund’s managers may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, the underlying fund’s managers can use it to potentially generate a positive investment return even in broadly declining markets. Though the underlying fund’s alpha strategy is intended to earn a positive total return even when the general market declines, the fund’s beta strategy is unlikely to earn a positive return in those circumstances. While the underlying fund’s managers intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the fund is exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect the fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Equity investments

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, an underlying fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Growth stocks — Stocks of companies that the underlying funds’ managers believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the underlying funds’ managers’ assessment of the prospects for a company’s earnings growth is wrong, or if the underlying funds’ managers’

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judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we or the underlying fund manager have placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

Value stocks — Companies whose stocks the underlying funds’ managers believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the underlying funds’ managers’ assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we or the underlying funds’ managers have placed on it. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, lack profitability, or to depend on a small management group. Stocks of these companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. In addition, stocks of small and midsize companies, at times, may not perform as well as stocks of large companies or the stock market in general, and may be out of favor with investors for varying periods of time. Putnam Multi-Asset Absolute Return Fund and Putnam Fixed Income Absolute Return Fund may invest in small and midsize companies without limit.

Fixed income investments

• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to an underlying fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, an underlying fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore the fund might not benefit from any increase in value as a result of declining interest rates.

An underlying fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s

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original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to its investments in these securities. In addition, if an underlying fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

For Putnam Government Money Market Fund, the fund may not hold an investment with more than 397 days remaining to maturity and the fund’s average weighted maturity will not exceed 60 days (after giving effect to applicable maturity-shortening features such as interest rate resets or demand features, as described below). In addition, the weighted average life (determined without reference to maturity-shortening features) of the fund will not exceed 120 days. Short-term investments may have lower yields than longer-term investments.

Some investments that the underlying funds’ managers purchase for the fund may have an interest rate that changes based on a market interest rate and/or allow the holder to demand payment of principal and accrued interest before the scheduled maturity date. The underlying funds’ managers measure the maturity of any such obligations, often referred to as variable rate demand notes, using the relatively short period until the interest rate resets and/or payment could be demanded, as applicable. Because the interest rate on these investments can change, these investments are unlikely to be able to lock in favorable longer-term interest rates.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

For Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund. The funds may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade, including investments in the lowest rating category of the rating agency and in unrated investments that the managers of the funds believe are of comparable quality. However, each fund may invest no more than 15% of its total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that the managers of the underlying funds believe are of comparable quality. A fund will not necessarily sell an investment if its rating is reduced (or increased) after the fund buys it.

For Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund. The funds may invest up to 40% of each fund’s total assets (but not more than a fund’s maximum fixed-income allocation range) in higher-yield, higher-risk debt investments that are rated below BBB or its equivalent at the time of purchase by each nationally recognized securities rating agency, or that are unrated investments that the managers of the funds believe are of comparable quality. However, using the same criteria, the managers of the funds currently do not intend to invest more than 20% of Putnam Dynamic Asset Allocation Conservative Fund’s total assets in debt investments rated lower than BB or its equivalent. Each fund may invest up to 5% of its total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each rating agency rating

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such investments and in unrated investments that the managers of the underlying funds believe are of comparable quality. A fund will not necessarily sell an investment if its rating is reduced (or increased) after the fund buys it.

For all but Putnam Dynamic Asset Allocation Equity Fund and Putnam Government Money Market Fund. Investments rated below BBB or its equivalent are below-investment-grade in quality and may be considered more speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for a fund to sell the investments at prices approximating the values the managers of the fund had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for a fund to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of the investment’s volatility or liquidity. Although the managers of the underlying funds consider credit ratings in making investment decisions, they perform their own investment analysis and do not rely only on ratings assigned by the rating agencies. Their success in achieving an underlying fund’s goal may depend more on their own credit analysis when buying lower-rated debt than when buying investment-grade debt. An underlying fund may have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its NAV.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

Mortgage-backed securities may be subject to the risk that underlying borrowers will be unable to meet their obligations.

Putnam Government Money Market Fund buys only high quality investments that are eligible securities, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In general, in order to be an eligible security, Putnam Management must determine that the security presents minimal credit risk to the fund, based on policies and procedures adopted by the Board of Trustees. U.S. government investments generally have lower credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk.

• Prepayment risk. For all but Putnam Government Money Market Fund. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The underlying funds may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields.

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Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of an underlying fund. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. Asset-backed securities are subject to risks similar to those of mortgage-backed securities.

For Putnam Government Money Market Fund. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. In contrast, securitized debt instruments, including mortgage-backed investments, typically allow for prepayment of principal without penalty. If an issuer prepays a loan or other debt instrument, we might have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid investment or might not be able to take advantage of potential gains from increases in the credit quality of the issuer.

• Liquidity. (Putnam Government Money Market Fund only). The fund maintains certain minimum liquidity standards, including that:

- the fund may not purchase a security other than a security offering daily liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity,

- the fund may not purchase a security other than a security offering weekly liquidity (as specified by applicable rules governing money market funds) if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity and

- the fund may not purchase an illiquid security (a security that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to it by the fund) if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities.

Foreign investments (all funds except Putnam Government Money Market Fund)

Foreign investments involve certain special risks, including:

• Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

• Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of economic sanctions or restrictions on the exchange or export of foreign currency, and tax increases.

• Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign

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companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

• Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

• Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means an underlying fund may at times be unable to sell these foreign investments at desirable prices. In addition, there may be limited or no markets for bonds of issuers that become distressed. For the same reason, an underlying fund manager may at times find it difficult to value a fund’s foreign investments.

• Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

• Sovereign issuers: The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues. In addition, there may be no legal recourse for investors in the event of default by a sovereign government.

The risks of foreign investments are typically increased in countries with less developed markets, which are sometimes referred to as emerging markets. Emerging markets may have less developed economies and legal and regulatory systems and may be susceptible to greater political and economic instability than developed foreign markets. Countries with emerging markets are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets may be more volatile and less liquid than investments in developed markets. For these and other reasons, investments in emerging markets are often considered speculative.

Certain risks related to foreign investments may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Derivatives (all funds except Putnam Government Money Market Fund)

An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. For Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund, as described above, investments in derivatives are an important component of each fund’s investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. The underlying funds may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. The underlying funds may use derivatives both for hedging and non-hedging purposes. For example, we or an underlying fund manager may use derivatives to increase or decrease a fund’s exposure to long or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. The underlying funds

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may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we or an underlying fund manager may also choose not to use derivatives, based on an evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company. In addition, for Putnam Dynamic Asset Allocation Growth Fund, Putnam Dynamic Asset Allocation Balanced Fund and Putnam Dynamic Asset Allocation Conservative Fund, derivatives positions that offset each other may be netted together for purposes of a fund’s policy on strategic allocation between equity and fixed-income investments.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our or an underlying fund manager’s ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means they provide a fund with investment exposure greater than the value of a fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to a fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The value of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

For Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund, the funds intend to employ leverage through the use of derivatives. Derivatives may create investment leverage, which involves risks. If an underlying funds’ managers’ judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, Putnam Fixed Income Absolute Return Fund may be unable to obtain its desired exposures to particular fixed-income strategies and sectors, and Putnam Multi-Asset Absolute Return Fund’s decision to pursue beta and alpha strategies separately may not be successful if the fund is unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for a fund’s derivatives positions. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about additional types and risks of derivatives and the funds’ asset segregation policies, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

Other Investment Risks

Real estate investment trusts (REITs). For Putnam Multi-Asset Absolute Return Fund. A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. The fund will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated

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by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

• Commodity-linked notes. For Putnam Multi-Asset Absolute Return Fund. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measure(s), have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. The fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company. For further information about commodity-linked securities, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

• When issued and delayed delivery securities risk (Putnam Government Money Market Fund only). The fund may purchase or sell a security at a future date for a predetermined price. The market value of the securities may change before delivery.

• Market risk. The value of securities in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. During those periods, an underlying fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices.

• Other investments. In addition to the main investment strategies described above, an underlying fund may make other types of investments, such as investments in preferred stocks, convertible securities, hybrid and structured bonds and notes (including debt instruments with terms determined by reference to a particular commodity or to all or portions of a commodities index), and investments in bank loans. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Temporary defensive strategies. In response to adverse market, economic, political or other conditions, the funds and an underlying fund may take temporary defensive positions, such as investing some or all of a fund’s or an underlying fund’s assets in cash and cash equivalents, that differ from a fund’s usual investment strategies. However, we or an underlying fund manager may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund or an underlying fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

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• Changes in policies. The Trustees may change a fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently a fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that a fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund or an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual. With the exception of Putnam Government Money Market Fund, each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings of each underlying fund may be viewed beginning on the last business day of the month after the end of each calendar quarter. For Putnam Government Money Market Fund, the fund’s portfolio holdings and related portfolio information may be viewed monthly beginning no later than 5 business days after the end of each month. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

In addition, the subsection Your fund’s management in the section Fund summaries for each fund and the section Who oversees and manages the funds? are supplemented to reflect that each fund’s portfolio managers are now Robert Schoen, James Fetch and Jason Vaillancourt.

Additional information regarding each fund’s portfolio managers, including their business experience during the last five years, is set forth in each fund’s prospectus.

Shareholders should retain this Supplement for future reference.

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